Derivative instruments - Hedged Items in Fair Value Hedging Relationships (Details) - Fair value hedging - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	$ 31,370	$ 24,400
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	(2,678)	590
Hedge accounting basis adjustment increase (decrease), discontinued hedges	1	165
Long-term debt
Derivative [Line Items]
Carrying amount of hedged asset or liability, Long-term debt	23,510	22,447
Hedged liability, fair value hedge, cumulative increase (decrease)	(1,232)	183
Hedged liability, discontinued fair value hedge, cumulative decrease	48	72
Not designated as hedging | Debt Securities | Foreign exchange contracts
Derivative [Line Items]
Hedged financial instruments, carrying amount	$ 0	$ 141